Consolidated Statements of Changes in Partners' Capital - USD ($) $ in Thousands	Common Unitholders	Class B Units	General Partner Units	Accumulated Other Comprehensive Income (Loss)	Total
Beginning balance at Dec. 31, 2022	$ 553,922	$ 3,871	$ 10,111	$ 0	$ 567,904
Net income (loss)	(40,368)		(760)	0	(41,128)
Other comprehensive income				0	0
Cash distributions	(3,541)		(66)	0	(3,607)
Ending balance at Dec. 31, 2023	510,013	3,871	9,285	0	523,169
Convertible preferred units, beginning balance at Dec. 31, 2022					84,308
Net income (loss)					6,800
Cash distributions					(6,800)
Convertible preferred units, ending balance at Dec. 31, 2023					84,308
Net income (loss)	7,131		134	0	7,265
Other comprehensive income				0	0
Cash distributions	(3,541)		(66)	0	(3,607)
Ending balance at Dec. 31, 2024	513,603	3,871	9,353	0	526,827
Net income (loss)					6,800
Cash distributions					(6,800)
Convertible preferred units, ending balance at Dec. 31, 2024					84,308
Net income (loss)	16,157		302	0	16,459
Other comprehensive income				0	0
Repurchase of common units	(3,020)			0	(3,020)
Cash distributions	(3,535)		(66)	0	(3,601)
Ending balance at Dec. 31, 2025	$ 523,205	$ 3,871	$ 9,589	$ 0	536,665
Net income (loss)					6,800
Cash distributions					(6,800)
Convertible preferred units, ending balance at Dec. 31, 2025					$ 84,308